Document and Entity Information	Jul. 28, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	Hilton Grand Vacations Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37794
Entity Tax Identification Number	81-2545345
Entity Address, Address Line One	6355 MetroWest Boulevard
Entity Address, Address Line Two	Suite 180
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	407
Local Phone Number	613-3100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	HGV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On August 3, 2021, Hilton Grand Vacations Inc. (“HGV” or the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the completion of the previously announced acquisition of Diamond Resorts International, Inc., pursuant to the Agreement and Plan of Merger, dated as of March 10, 2021, as amended, by and among HGV, Hilton Grand Vacations Borrower LLC, a Delaware limited liability company and a wholly-owned subsidiary of HGV (“HGV Borrower”), Dakota Holdings, Inc., a Delaware corporation (“Diamond”) that is controlled by investment funds and vehicles managed by affiliates of Apollo Global Management, Inc., and the stockholders of Diamond, pursuant to which Diamond merged with and into HGV Borrower (the “Merger”).As permitted under Item 9.01 of Form 8-K, this Amendment No. 1 to the Current Report on Form 8-K amends and supplements the Original Form 8-K solely to provide the historical financial statements and the pro forma financial information required under Item 9.01 of Form 8-K within 71 calendar days after the date on which the Original Form 8-K was required to be filed.
Entity Central Index Key	0001674168
Amendment Flag	true